Note 5 - Leases - Maturities of Operating and Finance Lease (Details) $ in Thousands	Mar. 31, 2026 USD ($)
Fiscal 2027	$ 1,054
Fiscal 2028	990
Fiscal 2029	971
Fiscal 2030	478
Fiscal 2031 and beyond	4,544
Total undiscounted lease payments, operating leases	8,037
Less: imputed interest, operating leases	(3,184)
Present value of lease liability, operating lease	$ 4,853